Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal		$ 61
State	1,600	2,400
Foreign	1,651	1,662
Total	$ 3,251	$ 4,123